CONTRACT ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total contract price under the 2019 FMP "smart campus" project			$ 2,300,000
Contract assets	$ 1,750,077
Contract receivable from smart campus	54,345
Recognized revenue	426,088	$ 440,190	1,118,842
Contract Price	300,000
Phase I [Member]
Contract Price	1,010,000.00
Phase II [Member]
Contract Price	500,000
2017 [Member] | FMP [Member]
Total outstanding contract receivable	209,724
Total contract price	2,400,000
Post-contract maintenance and technical support fee	730,000		540,000
2017 [Member] | FMP [Member] | Experiment-Based Simulation Center [Member]
Contract Price		700,000
2019 [Member] | FMP [Member]
Total outstanding contract receivable	1,266,872
Maintenance expense	391,737
Contract assets	1,750,077
Amount to be received from services		$ 766,289	$ 259,982
Services expense	$ 332,069